CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 3,859	$ 15,009	$ 29,006
Cash and cash equivalents held in Trust Account		6,769
Inventories			10,926
TOTAL CURRENT ASSETS	15,009	21,778	39,932
NONCURRENT ASSETS
Property and equipment, net			2,323
Intangible assets, net			7,000
TOTAL ASSETS	15,009	21,778	49,255
CURRENT LIABILITIES
Accounts payable		4,225
Accrued expenses		4,127	9,078
Convertible notes payable, net	45,000	42,083	78,000
Shareholder loan			14,785
TOTAL CURRENT LIABILITIES	71,735	50,435	101,863
LONG TERM LIABILITIES
Convertible notes payable, net		101,529
TOTAL LIABILITIES	173,264	151,964	101,863
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Preferred stock, $0.001 par value – 50,000,000 shares authorized: nil 0 shares Issued and outstanding at June 30, 2022 and December 31, 2021
Class B Common stock, $0.001 par value – 50,000 shares authorized; nil 0 shares issued and outstanding at June 30, 2022 and December 31, 2021	161,703	161,703	133,702
Additional paid-in capital	6,034,941	6,034,941	5,932,373
Accumulated deficit	(6,354,899)	(6,326,830)	(6,118,683)
TOTAL STOCKHOLDERS’ DEFICIT	(158,255)	(130,186)	(52,608)
TOTAL LIABILITIES & STOCKHOLDERS’ DEFICIT	15,009	21,778	49,255
Inventories			10,926
TOTAL CURRENT LIABILITIES	71,735	50,435	101,863
TOTAL LIABILITIES	173,264	151,964	101,863
TOTAL STOCKHOLDERS’ EQUITY	(158,255)	(130,186)	(52,608)
TOTAL LIABILTIIES AND STOCKHOLDERS’ EQUITY	15,009	21,778	49,255
Turnongreen Inc [Member]
CURRENT ASSETS
Cash	320,000	112,000	258,000
TOTAL CURRENT ASSETS	4,772,000	3,785,000	1,554,000
NONCURRENT ASSETS
Property and equipment, net	227,000	111,000	118,000
TOTAL ASSETS	7,197,000	4,430,000	2,004,000
CURRENT LIABILITIES
Accounts payable	985,000	657,000	1,066,000
Accrued expenses	838,000	519,000	336,000
TOTAL CURRENT LIABILITIES	2,344,000	1,249,000	1,466,000
LONG TERM LIABILITIES
TOTAL LIABILITIES	3,883,000	1,440,000	1,730,000
STOCKHOLDERS’ EQUITY
Preferred stock, $0.001 par value – 50,000,000 shares authorized: nil 0 shares Issued and outstanding at June 30, 2022 and December 31, 2021
Accumulated deficit	(33,330,000)	(31,393,000)	(29,566,000)
TOTAL STOCKHOLDERS’ DEFICIT	3,314,000	2,990,000	274,000
TOTAL LIABILITIES & STOCKHOLDERS’ DEFICIT	7,197,000	4,430,000	2,004,000
Accounts receivable, net	908,000	627,000	872,000
Prepaid expenses and other current assets	841,000	1,800,000	92,000
Inventories	2,703,000	1,246,000	332,000
Right of use assets	1,908,000	244,000	312,000
Other noncurrent asset	290,000	290,000	20,000
Operating lease liability, current	521,000	73,000	64,000
Other current liabilities	838,000	519,000	336,000
TOTAL CURRENT LIABILITIES	2,344,000	1,249,000	1,466,000
Operating lease liability, non-current	1,539,000	191,000	264,000
TOTAL LIABILITIES	3,883,000	1,440,000	1,730,000
Investment by parent	36,644,000	34,383,000	29,840,000
TOTAL STOCKHOLDERS’ EQUITY	3,314,000	2,990,000	274,000
TOTAL LIABILTIIES AND STOCKHOLDERS’ EQUITY	7,197,000	4,430,000	2,004,000
Turnongreen Inc [Member] | Common Class A [Member]
STOCKHOLDERS’ EQUITY
Class B Common stock, $0.001 par value – 50,000 shares authorized; nil 0 shares issued and outstanding at June 30, 2022 and December 31, 2021
Turnongreen Inc [Member] | Common Class B [Member]
STOCKHOLDERS’ EQUITY
Class B Common stock, $0.001 par value – 50,000 shares authorized; nil 0 shares issued and outstanding at June 30, 2022 and December 31, 2021